8. Right-of-Use Assets	12 Months Ended
Jun. 30, 2023
Notes
8. Right-of-Use Assets

8.Right-of-Use Assets

Effective June 15, 2023, the Company entered into a lease agreement for mining equipment used in its E&E activities, for a term of two years. As at June 30, 2023, the Company’s ROU assets are as follows:

$
Cost
Balance, June 30, 2022 and 2021	-
Additions for right-of-use assets	63,360
Balance, June 30, 2023	63,360
Accumulated Amortization
Balance, June 30, 2022 and 2021	-
Depreciation	2,640
Balance, June 30, 2023	2,640
Net Book Value
June 30, 2022 and 2021	-
June 30, 2023	60,720